Commitments related to operational activities (Tables)	12 Months Ended
Dec. 31, 2023
Commitments related to operational activities
Schedule of contractual obligations and commitments

December 31, 2023
(in thousands of euros)	Total
CRO[1]	183,366
CMO	5,733
Lease	8,595
Others	23,442
Total commitments given	221,135
Agreements concerning the provision of facilities	260
Total commitments received	260

[1]Including CRO with Pharmaceutical Research Associates Group B.V.